Selling expenses	12 Months Ended
Dec. 31, 2022
Selling expenses
Selling expenses	Note 14 Selling expenses

Amounts in US$ ‘000	2022	2021	2020
Transportation	4,881	4,233	4,787
Selling taxes and other	3,114	4,497	1,057
	7,995	8,730	5,844